Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Finance Income and Costs

	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m	Year ended 30 June 2019 £m
Interest receivable	0.3	0.2	0.7	0.6

Finance income	0.3	0.2	0.7	0.6
Interest expense on lease liabilities*	(1.7)	(1.0)	(1.5)	—
Borrowing costs	(1.0)	(0.9)	(1.3)	(0.3)

Finance costs	(2.7)	(1.9)	(2.8)	(0.3)

Net finance (costs) / income	(2.4)	(1.7)	(2.1)	0.3

*	On 1 July 2019, the Group adopted IFRS 16 ‘Leases’ using the modified retrospective transition method and as a result, comparative figures for the year ended 30 June 2019 have not been restated.